Unaudited Interim Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Total	Share capital	Share premium	Other reserves	Retained earnings/ (Accumulated deficit)	Profit/(loss) for the period
Equity, beginning balance at Dec. 31, 2023	€ 128,247	€ 20,837	€ 594,003	€ 65,088	€ (450,253)	€ (101,429)
Total comprehensive income/(loss)	33,596			(379)		33,976
Income appropriation	0				(101,429)	101,429
Share-based compensation expense:
Value of services	4,435			4,435
Exercises	0	55	(55)
Equity, ending balance at Jun. 30, 2024	166,278	20,892	593,948	69,144	(551,682)	33,976
Equity, beginning balance at Dec. 31, 2024	181,253	24,378	647,600	73,203	(551,682)	(12,247)
Total comprehensive income/(loss)	(19,391)			1,426		(20,818)
Income appropriation	0				(12,247)	12,247
Share-based compensation expense:
Value of services	4,498			4,498
Exercises	0
Capital Increase	21,000	1,150	19,850
Cost of equity transaction, net of tax	(928)		(928)
Equity, ending balance at Jun. 30, 2025	€ 186,432	€ 25,528	€ 666,523	€ 79,126	€ (563,928)	€ (20,818)